Pension Plan	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Pension Plan

16.	Pension Plan

The Company sponsors a defined benefit pension plan in which a majority of its Canadian employees are members. The employer contributes 100% to the plan. The benefits, or the rate per year of credit service, are established by the Company and updated at its discretion.

Cost of Benefits

The components of the expense the Company incurred under the pension plan are as follows (in thousands):

	Year Ended December 31,
	2011	2010
Current service cost, net of employee contributions	$25	$40
Interest cost on accrued benefit obligation	149	151
Expected return on plan assets	(159)	(147)
Amortization of transitional obligation	14	14
Amortization of past service costs	9	9
Amortization of net actuarial gain	33	33
Total cost of benefit	$71	$100

Benefit Obligation

The Company’s obligation for the pension plan is valued annually as of the beginning of each fiscal year. The projected benefit obligation represents the present value of benefits ultimately payable to plan participants for both past and future services expected to be provided by the plan participants.

The Company's obligations pursuant to the pension plan are as follows (in thousands):

	December 31,
	2011	2010
Projected benefit obligation, at beginning of year	$2,732	$2,404
Current service cost	25	40
Interest cost	149	151
Impact of change in discount rate	229	107
Benefits paid	(192)	(164)
Past service cost	-	60
Employee contributions	35	2
Foreign exchange adjustment	(67)	132
Projected benefit obligation, at end of year	$2,911	$2,732

A summary of expected benefit payments related to the pension plan is as follows (in thousands):

Year ending December 31,	Pension plan
2012	$166
2013	184
2014	197
2015	218
2016	217
2017 - 2021	$1,044

Other changes in plan assets and benefit obligations recognized in other comprehensive income are as follows (in thousands):

	Year Ended December 31,
	2011	2010
Net loss	$432	$69
Prior service cost	-	57
Amortization of prior service cost	(8)	(9)
Amortization of gain	(32)	(31)
Amortization of transitional asset	(13)	(14)
	379	72
Taxes	102	22
Total recognized in other comprehensive income, net of taxes	$277	$50

           The estimated net loss amortized from accumulated other comprehensive income into net periodic benefit cost over the next year amounts to approximately $32,000.  The estimated prior service cost amortized from accumulated other comprehensive income into net periodic benefit cost over the next  year amounts to approximately $9,000. The estimated transitional asset amortized from accumulated other comprehensive income into net periodic benefit cost over the next year amounts to approximately $13,000.

The accumulated other comprehensive loss consists of the following amounts that have not yet been recognized as components of net benefit cost (in thousands):

	December 31,
	2011	2010
Unrecognized prior service cost	$129	$138
Unrecognized net actuarial loss	97	111
Unrecognized transitional obligation	1,182	780
Deferred income taxes	(415)	(312)
	$993	$717

Plan Assets

Assets held by the pension plan are invested in accordance with the provisions of the Company’s approved investment policy. The pension plan’s strategic asset allocation was structured to reduce volatility through diversification and enhance return to approximate the amounts and timing of the expected benefit payments. The asset allocation for the pension plan at the end of fiscal years 2011 and 2010 and the target allocation for fiscal year 2012, by asset category, is as follows:

	Allocation at December 31,		2012 target
	2011	2010	allocation
Equity securities	58%	58%	56%
Fixed income securities	34	33	38
Real estate	6	4	4
Other	2	5	2
Total	100%	100%	100%

The fair market values, by asset category are as follows (in thousands):

	Fair value measurements at
	December 31,
	2011	2010
Equity securities	$1,359	$1,406
Fixed income securities	795	800
Real estate	141	97
Other	47	121
Total	$2,342	$2,424

Changes in the assets held by the pension plan in fiscal 2011 and 2010 are as follows (in thousands):

	December 31,
	2011	2010
Fair value of plan assets, at beginning of year	$2,424	$2,042
Actual return on plan assets	(44)	180
Employer contributions	173	254
Employee contributions	34	3
Benefits paid	(192)	(164)
Foreign exchange adjustment	(53)	109
Fair value of plan assets, at end of year	$2,342	$2,424

Contributions

The Company’s policy is to fund the pension plan at or above the minimum required by law. The Company made $0.2 million of contributions to its defined benefit pension plan in each of 2011 and 2010. The Company expects to make contributions of less than $0.2 million to the defined benefit pension plan in fiscal 2012. Changes in the discount rate and actual investment returns which continue to remain lower than the long-term expected return on plan assets could result in the Company making additional contributions.

Funded Status

The funded status of the pension plan is as follows (in thousands):

	December 31,
	2011	2010
Projected benefit obligation	$2,911	$2,732
Fair value of plan assets	2,342	2,424
Accrued obligation (long term)	$569	$308

Assumptions

Assumptions used in accounting for the pension plan are as follows:

	December 31,
	2011	2010
Weighted average discount rate used to determine the accrued benefit obligations	4.80%	5.50%
Discount rate used to determine the net pension expense	5.50%	5.85%
Expected long-term rate on plan assets	6.50%	6.50%

To determine the expected long-term rate of return on pension plan assets, the Company considers the current and expected asset allocations, as well as historical and expected returns on various categories of plan assets. The Company applies the expected rate of return to a market related value of the assets which reduces the underlying variability in assets to which the Company applies that expected return. The Company amortizes gains and losses as well as the effects of changes in actuarial assumptions and plan provisions over a period no longer than the average future service of employees.

Primary actuarial assumptions are determined as follows:

The expected long-term rate of return on plan assets is based on the Company’s estimate of long-term returns for equities and fixed income securities weighted by the allocation of assets in the plans. The rate is impacted by changes in general market conditions, but because it represents a long-term rate, it is not significantly impacted by short-term market swings. Changes in the allocation of plan assets would also impact this rate.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars. The discount rate is reflective of yield rates on U.S. long-term investment grade corporate bonds on and around the December 31 valuation date. This rate is sensitive to changes in interest rates. A decrease in the discount rate would increase the Company’s obligation and expense.